Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Information of Parent Company

Information of the parent company is as follows:

Name	Location of registration	Principal business	Relationship with the Company	Nature of ownership	Legal representative
CLIC	Beijing, China	Insurance services including receipt of premiums and payment of benefits in respect of the in-force life, health, accident and other types of personal insurance business, and the reinsurance business; holding or investing in domestic and overseas insurance companies or other financial insurance institutions; fund management business permitted by national laws and regulations or approved by the State Council of the People’s Republic of China; and other businesses approved by insurance regulatory agencies.	Immediate and ultimate holding company	State-owned	Yang Mingsheng

Summary of Names of Significant Related Parties and Nature of Relationship with Company
(d)	Other related parties

Significant related parties	Relationship with the Company
China Life Real Estate Co., Limited (“CLRE”)	Under common control of CLIC
China Life Insurance (Overseas) Company Limited (“CL Overseas”)	Under common control of CLIC
China Life Investment Holding Company Limited (“CLI”)	Under common control of CLIC
China Life Ecommerce Company Limited (“CL Ecommerce”)	Under common control of CLIC
China Life Enterprise Annuity Fund (“EAP”)	A pension fund jointly set up by the Company and others

Summary of Registered Capital of Related Parties with Control Relationship and Changes

Name of related party	As at 31 December 2016 million	Increase million	Decrease million	As at 31 December 2017 million
CLIC	RMB4,600	—	—	RMB4,600
AMC	RMB4,000	—	—	RMB4,000
China Life Pension Company Limited (“Pension Company”)	RMB3,400	—	—	RMB3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited (“Suzhou Pension Company”) (i)	RMB1,060	RMB931	—	RMB1,991
CL AMP	RMB588	—	—	RMB588
CL Wealth	RMB200	—	—	RMB200
Shanghai Rui Chong Investment Co., Limited (“Rui Chong Company”) (ii)	RMB6,800	—	—	RMB6,800
China Life (Beijing) Health Management Co., Limited (“CL Health”)	RMB1,730	—	—	RMB1,730
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited (“Franklin Shenzhen Company”)	USD2	—	—	USD2

(i)	In March 2017, the Company completed a RMB260 million capital contribution to Suzhou Pension Company, after which the paid-in capital of Suzhou Pension Company increased from RMB1,326 million to RMB1,586 million. As at 31 December 2017, Suzhou Pension Company completed its business registration modification procedure for the registered capital with the amount increased from RMB1,060 million to RMB1,991 million.
(ii)	In March and July 2017 respectively, the Company completed RMB370 million and RMB231 million capital contributions to Rui Chong Company, after which the paid-in capital of Rui Chong Company increased from RMB6,199 million to RMB6,800 million.
(iii)	For those subsidiaries which were not set up or invested in Mainland China or incorporated as partnership, the legal definition of registered capital is not applicable for them.

Summary of Percentages of Holding of Related Parties with Control Relationship and Changes
(f)	Percentages of holding of related parties with control relationship and changes during the year

Shareholder	As at 31 December 2016				As at 31 December 2017
	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding

CLIC	RMB19,324	68.37%	—	—	RMB19,324	68.37%

Subsidiaries	As at 31 December 2016				As at 31 December 2017
	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
AMC	RMB1,680	60.00% directly	—	—	RMB1,680	60.00% directly
Pension Company	RMB2,746	74.27% directly and indirectly	—	—	RMB2,746	74.27% directly and indirectly
China Life Franklin Asset Management Company Limited (“AMC HK”)	HKD130	50.00% indirectly	—	—	HKD130	50.00% indirectly
Suzhou Pension Company	RMB1,326	100.00% directly	RMB260	—	RMB1,586	100.00% directly
CL AMP	RMB500	85.03% indirectly	—	—	RMB500	85.03% indirectly
CL Wealth	RMB200	100.00% indirectly	—	—	RMB200	100.00% indirectly
Golden Phoenix Tree Limited	—	100.00% directly	—	—	—	100.00% directly
King Phoenix Tree Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Rui Chong Company	RMB6,199	100.00% directly	RMB601	—	RMB6,800	100.00% directly
New Aldgate Limited	RMB1,167	100.00% directly	—	—	RMB1,167	100.00% directly
Glorious Fortune Forever Limited	—	100.00% directly	—	—	—	100.00% directly
CL Hotel Investor, L.P.	—	100.00% directly	—	—	—	100.00% directly
Golden Bamboo Limited	RMB1,734	100.00% directly	—	—	RMB1,734	100.00% directly
Sunny Bamboo Limited	RMB1,632	100.00% directly	—	—	RMB1,632	100.00% directly
Fortune Bamboo Limited	RMB2,176	100.00% directly	—	—	RMB2,176	100.00% directly
China Century Core Fund Limited (“Century Core Fund”)	USD894	100.00% indirectly	USD2	—	USD896	100.00% indirectly
CL Health	RMB1,730	100.00% directly	—	—	RMB1,730	100.00% directly
Franklin Shenzhen Company	USD0.6	100.00% indirectly	—	—	USD0.6	100.00% indirectly

Subsidiaries (continued)	As at 31 December 2016				As at 31 December 2017
	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
Guo Yang Guo Sheng(i)	—	—	RMB3,250	—	RMB3,250	99.997% directly
New Capital Wisdom Limited (i)	—	—	—	—	—	100.00% indirectly
New Fortune Wisdom Limited (i)	—	—	—	—	—	100.00% indirectly
Wisdom Forever Limited Partnership (i)	—	—	USD447	—	USD447	100.00% indirectly
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Jiu”) (i)	—	—	RMB606	—	RMB606	99.98% directly
Shanghai Yuan Shu Yuan Pin Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Pin”) (i)	—	—	RMB606	—	RMB606	99.98% directly
Shanghai Wansheng Industry Partnership (Limited Partnership) (“Wan Sheng”) (i)	—	—	RMB3,900	—	RMB3,900	99.998% directly
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership (“Bai Ning”) (i)	—	—	RMB1,680	—	RMB1,680	99.98% directly

(i)	Guo Yang Guo Sheng, New Capital Wisdom Limited, New Fortune Wisdom Limited, Wisdom Forever Limited Partnership, Yuan Shu Yuan Jiu, Yuan Shu Yuan Pin, Wan Sheng, and Bai Ning are new subsidiaries set up or invested by the Company in 2017.

Summary of Significant Transactions Carried Out by the Group with Its Significant Related Parties

The following table summarises significant transactions carried out by the Group with its significant related parties:

		For the year ended 31 December
		2017	2016	2015
	Notes	RMB million	RMB million	RMB million
Transactions with CLIC and its subsidiaries
Policy management fee received from CLIC	(i) (viii)	740	869	950
Asset management fee received from CLIC	(ii.a)	107	124	133
Payment of dividends from the Company to CLIC		4,638	8,116	7,729
Distribution of profits from AMC to CLIC		125	143	106
Asset management fee received from CL Overseas	(ii.b)	119	74	39
Asset management fee received from CLP&C	(ii.c)	14	36	26
Payment of insurance premium to CLP&C		44	49	51
Claim and other payments received from CLP&C		16	18	17
Agency fee received from CLP&C	(iii) (viii)	3,030	2,337	1,464
Payment of an agency fee to CLP&C	(iii)	1	2	4
Rental and a service fee received from CLP&C		59	43	49
Cash dividend from CLP&C (Note 8)		69	135	—
Payment of rental, project fee and other expenses to CLRE		50	44	38
Property leasing expenses charged by CLI	(iv)	78	81	84
Asset management fee received from CLI		9	13	17
Payment to CLI for purchase of fixed assets		—	141	97
Payment of an asset management fee to CLI	(ii.d) (viii)	396	298	167
Property leasing income received from CLI		37	38	38
Payment of a business management service fee to CL Ecommerce	(vi)	64	56	29
Transactions between CGB and the Group
Interest on deposits received from CGB		1,382	685	524
Commission expenses charged by CGB	(v)	92	42	15
Transactions between Sino-Ocean and the Group
Cash dividend from Sino-Ocean (Note 8)		553	248	422
Interest payment of corporate bonds received from Sino-Ocean		27	38	34
Project management fee paid to Sino-Ocean		55	60	59
Transactions between EAP and the Group
Contribution to EAP		700	337	303
Transaction between other associates and joint ventures and the Group
Distribution of profits from other associates and joint ventures to the Group		1,240	437	—
Transactions between AMC and the Company
Payment of an asset management fee to AMC	(ii.e) (viii)	1,154	1,081	1,020
Distribution of profits from AMC		187	215	158
Transactions between Pension Company and the Company
Rental received from Pension Company		43	34	24
Agency fee received from Pension Company for entrusted sales of annuity funds	(vii)	42	31	20
Marketing fee income for promotion of annuity business from Pension Company		10	14	14
Transactions between AMC HK and the Company
Payment of an investment management fee to AMC HK	(ii.f)	14	14	14
Transactions between Suzhou Pension Company and the Company
Capital contribution to Suzhou Pension Company		260	526	500
Transactions between Rui Chong Company and the Company
Capital contribution to Rui Chong Company		601	—	—
Transaction between other associates and joint ventures and the Company
Distribution of profits from other associates and joint ventures to the Company		203	134	—
Transactions between the consolidated structured entities/other subsidiaries and the Company
Distribution of profits from the consolidated structured entities to the Company		3,944	443	187
Distribution of profits from the Group’s other subsidiaries to the Company		70	—	—

Notes:

(i)	On 29 December 2014, the Company and CLIC signed a renewable insurance agency agreement, effective from 1 January 2015 to 31 December 2017. The agreement was subject to an automatic three-year renewal if no objections were raised by both parties. The Company performs its duties of insurance agents in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferrable policies. The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.00 per policy and (2) 2.50% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income.

(ii.a)	On 30 December 2015, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement is effective from 1 January 2016 to 31 December 2018. In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated and payable on a monthly basis, by multiplying the average book value of the assets under management (after deducting the funds obtained from and interests accrued for repurchase transactions, deducting debt and equity investment schemes, project asset-backed schemes, the principal and interests of customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee.

(ii.b)	On 28 June 2017, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2016 to 31 December 2016. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yield and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year. On 15 December 2017, CL Overseas renewed the agreement with AMC HK, effective to the next year when the contract is signed and sealed. The terms are applied in 2017. The agreement was subject to an automatic one-year renewal if no objections were raised by both parties with written consent in 5 years.

(ii.c)	In 2015, CLP&C signed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement was effective from 1 January 2015 to 31 December 2016. The agreement was subject to an automatic one-year renewal if no objections were raised by both parties upon expiry. On 1 January 2017, the agreement was automatically renewed to 31 December 2017. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated and payable on a monthly basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was linked to investment performance.

(ii.d)	On 3 February 2016, the Company and CLI renewed a management agreement of alternative investment of insurance funds, which was effective from 1 January 2016 to 30 June 2017. In accordance with the agreement, the Company entrusted CLI to engage in specialised investment, operation and management of equities, real estate and related financial products, and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee and a performance related bonus based on the agreement. For fixed-income projects, the management fee rate was 0.05%-0.6% according to different ranges of returns and without a performance-related bonus; for non-fixed-income projects, the management fee rate was 0.3% and the performance-related bonus was linked to the return on comprehensive investment upon expiry of the project. On 30 June 2017, the Company and CLI renewed a management agreement of alternative investment of insurance funds, which is retrospectively effective from 1 January 2017 to 31 December 2018. The management fee rates of fixed-income projects and non-fixed-income projects remain the same as those in the previous agreement. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income projects based on the annual evaluation results to CLI’s performance. The adjustment amount (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.
(ii.e)	On 29 December 2015, the Company and AMC renewed a renewable agreement for the management of insurance funds, effective from 1 January 2016 to 31 December 2018. In accordance with the agreement, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed service fee and a variable service fee. The fixed annual service fee was calculated and payable on a monthly basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. The service fees were determined by the Company and AMC based on an analysis of the cost of service, market practice and the size and composition of the asset pool to be managed. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.

(ii.f)	On 18 September 2016, the Company and AMC HK renewed the offshore investment management service agreement, which is effective from 19 September 2016 to 31 December 2018. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee. The asset management fee was calculated at a fixed rate of 0.40% of the portfolio asset value and a performance bonus capped at 0.15% of the portfolio asset value for assets managed on a discretionary basis. Management fees on assets managed on a non-discretionary basis are calculated at 0.05% of the portfolio asset value. The above management fee was calculated based on the net value of the entrusted asset from the monthly reports provided by the trustee, without deducting the monthly management fee payable. The fixed management fee was calculated monthly and payable quarterly. A performance bonus was calculated and payable on an annual basis. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.

(iii)	On 8 March 2015, the Company and CLP&C signed a new 2-year framework insurance agency agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated P&C insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement was subject to an automatic one-year renewal if no objections were raised by both parties upon expiry. On 8 March 2017, the agreement was automatically renewed for one year.

On 8 March 2015, the Company and CLP&C signed a new 2-year framework insurance agency agreement, whereby the Company entrusted CLP&C to act as an agent to sell designated life insurance products in certain authorised jurisdictions. The brokerage fee was determined based on market practice. The agreement was subject to an automatic one-year renewal if no objections were raised by both parties upon expiry. On 8 March 2017, the agreement was automatically renewed for one year.

(iv)	On 31 December 2014, the Company signed a property leasing agreement with CLI, effective till 31 December 2017, pursuant to which CLI leased to the Company certain owned buildings. Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%. The rental was paid on a semi-annual basis, and each payment was equal to one half of the total annual rental.

(v)	On 12 August 2016, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, and collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the withdrawn policy premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. The agreement is effective for two years starting from the signing date and is subject to an automatic one-year renewal with no limitation of times if no objections were raised by either party upon expiry.

On 23 March 2016, the Company and CGB signed another insurance agency agreement to distribute group insurance products. The group insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of group insurance products, collecting premiums and paying benefits, and so on. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the withdrawn policy premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by referring to comparable quoted market prices of independent third-parties. The commissions are payable on a monthly basis. The agreement is effective on 1 January 2016 for two years and is subject to an automatic one-year renewal if no objections were raised by either party upon expiry.

(vi)	On 26 October 2016, the Company and CL Ecommerce renewed a one year agreement for managing the regional telemarketing centre, which was effective from 1 January 2016 and expired on 31 December 2016. The agreement is subject to an automatic one-year renewal if no objections are raised by both parties. On 1 January 2017, the agreement was automatically renewed for one year. Pursuant to the agreement, the Company entrusted CL Ecommerce to manage the operation of its telemarketing centre, and paid the management fee accordingly. The total amount of the management fee is not expected to exceed RMB100 million, but is still pending for negotiation between the two parties based on the actual circumstance.

(vii)	On 28 November 2016, the Company and Pension Company signed a new agency agreement for the distribution and customer service of enterprise annuity funds, the pension management business and the occupational pension management business. The agreement was effective from 28 November 2016 and expired on 31 December 2017. The agreement is subject to an automatic one-year renewal if no objections were raised by either party upon expiry. The commissions agreed upon in the agreement include the daily business commissions and the annual promotional plans commissions. According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management service, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), and decreased annually. The commissions of the group pension plan is, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, and decreased annually; the commissions of the personal pension plan is calculated at 30% to 50% of the annual investment management fee according to the various rates of daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity is in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion. The commissions charged to the Company by Pension Company are eliminated in the consolidated statement of the comprehensive income of the Group.

(viii)	These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.

Summary of Balances Due From and to Significant Related Parties

The following table summarises the balances due from and to significant related parties. The balances are non-interest-bearing, unsecured and have no fixed repayment dates except for deposits with CGB, interbank certificates of deposits of CGB, wealth management product of CGB and corporate bonds issued by Sino-Ocean.

	As at 31 December 2017	As at 31 December 2016
	RMB million	RMB million
The resulting balances due from and to significant related parties of the Group
Amount due from CLIC	420	529
Amount due from CL Overseas	122	47
Amount due from CLP&C	428	332
Amount due to CLP&C	(6)	—
Amount due from CLI	9	12
Amount due to CLI	(265)	(206)
Amount due from CLRE	2	2
Amount deposited with CGB	33,385	26,342
Interbank certificates of deposits of CGB	199	—
Wealth management products of CGB	330	—
Amount due from CGB	1,041	365
Amount due to CGB	(31)	(17)
Corporate bonds of Sino-Ocean	592	643
Amount due from Sino-Ocean	8	8
Amount due from CL Ecommerce	6	5
Amount due to CL Ecommerce	(78)	(66)
The resulting balances due from and to subsidiaries of the Company
Amount due from Pension Company	57	47
Amount due to Pension Company	(19)	(17)
Amount due to AMC	(207)	(604)
Amount due to AMC HK	(4)	(8)

Key Management Personnel Compensation
(i)	Key management personnel compensation

	For the year ended 31 December
	2017	2016	2015
	RMB million	RMB million	RMB million
Salaries and other benefits	18	28	25